40|86 SERIES TRUST
11825 N. PENNSYLVANIA STREET
CARMEL, INDIANA 46032

EDGAR FILING

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	40|86 Series Trust
1933 Act File No. 002-80455
1940 Act File No. 811-03641
--Equity Portfolio
--Balanced Portfolio
--High Yield Portfolio
--Fixed Income Portfolio
--Government Securities Portfolio
--Money Market Portfolio

May 8, 2006

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Trust does not differ from that contained in Post-Effective Amendment No. 35 (the "Amendment") to the Trust's Registration Statement of Form N-1A. This Amendment was filed electronically on May 1, 2006.

Please contact me at (317) 817-3741 should you have any questions regarding this filing.

Sincerely,

/s/ Sarah L. Bertrand
Sarah L. Bertrand
Assistant Secretary